Exchangeable note liabilities	12 Months Ended
Dec. 31, 2020
Exchangeable note liabilities
Exchangeable note liabilities

28          Exchangeable note liabilities

On 8 December 2016 (the ‘‘Issuance Date’’), immediate holding companies of the Company (the “Holding Companies’’) owned by Dr. Zhou Pengwu and Ms. Ding Wenting entered into exchangeable note purchase agreements with an independent investor, and pursuant to which, the Holding Companies issued exchangeable notes at principal amounts of US$13,921,517 (RMB97,227,875) in total (the ‘‘Exchangeable Note’’).

The Exchangeable Note holder has the right to require the Holding Companies to exchange for a predetermined amount of Series B Convertible Redeemable Preferred Shares of the Company at any time (the ‘‘Exchange’’). Upon occurrence of the Exchange, the Company will issue 5,976,960 Series B Preferred Shares to the Exchangeable Note holder and simultaneously the Company will cancel 5,976,960 ordinary shares held by Dr. Zhou Pengwu and Ms. Ding Wenting.

On the Issuance Date, the Group recognised the fair value of the Exchangeable Note of RMB90,513,000 as a financial liability at fair value through profit or loss, as the Exchange can be initiated at any time by the Exchangeable Note holder and the corresponding Series B Preferred Shares would be liability classified.

Also on the Issuance Date, the Group measured the fair value of the 5,976,960 ordinary shares in the Company that will be cancelled upon the future occurrence of the Exchange, recognising a corresponding reduction in other reserves of RMB51,311,000.

The fair value of the Exchangeable Note liability recognised on the Issuance Date was equal to the corresponding fair value of the Series B Preferred Shares that would be issued by the Company upon the Exchange. The amount by which the fair value of the Series B Preferred Shares exceeded the fair value of the 5,976,960 ordinary shares held by Dr. Zhou Pengwu and Ms. Ding Wenting that would be cancelled upon the Exchange, was equal to RMB39,202,000. This amount was recognised as an one‑time compensatory expense charged to the consolidated statements of comprehensive income for the year ended 31 December 2016.

The key terms of the Exchangeable Note are summarised as follows:

(a)	Redemption feature

At the fourth anniversary of the issuance of the exchangeable note, Holding Companies shall redeem the exchangeable note by payment of the principal amounts to the exchangeable note holder.

(b)	Exchange feature

Exchangeable note is exchangeable into Series B Preferred Shares of the Company, at the option of the holder, at any time before the fourth anniversary of the issuance of the exchangeable note. Also, all Series B Preferred Shares will automatically convert to ordinary shares upon completion of a qualified initial public offering. Exchange price of the exchange is at US$2.3292. The par value of Series B Preferred Shares is US$1 each. Set out below are the key features of the Series B Preferred Shares:

(i)	Dividends rights

The holders of Series B Preferred Shares will be entitled to receive in preference to the holders of the ordinary shares a per share amount equal to 8% of the issue price per annum when it is declared by the Board of Directors.

The holders of Series B Preferred Shares would be entitled to receive participating dividends if declared as if each outstanding Series B Preferred Shares had been converted into ordinary shares prior to the record date for dividend or distribution.

(ii)	Voting rights

Each Series B Preferred Shares conveys the right to its holder of one vote for each ordinary share upon conversion.

(iii)	Conversion feature

Series B Preferred Shares are convertible, at the option of the holders, at any time after the date of issuance of such Series B Preferred Shares into such number of fully paid ordinary shares of the Company according to a conversion price. Conversion price is initially the issue price of Series B Preferred Shares , resulting in an initial conversion ratio of 1:1, and is subject to adjustments for certain events, including but not limited to additional equity securities issuance, share dividends, subdivisions, redemptions, combinations, or consolidation of ordinary shares. The conversion price is also subject to anti‑dilution adjustment in the event the Company issues new securities at a price per share that is less than such conversion price. In such case, the conversion price shall be reduced to adjust for dilution. Each Series B Preferred Shares is automatically converted into ordinary shares of the Company at the then effective conversion price upon earlier of (i) the closing date of a qualified initial public offering of the Company’s shares on a reputable stock exchange, or (ii) the date of election by the majority of holders of Series A Preferred Shares, Series B Preferred Shares, Convertible note and Exchangeable note.

Upon conversion, all preferred rights entitled to such holders shall lapse and such holders will thereafter hold rights equivalent to ordinary shareholders.

(iv)	Redemption feature

At any time after the earliest of (i) the date that any other class or series of equity securities of the Company becomes redeemable, or (ii) the fourth anniversary of the issuance of the Series B Preferred Shares, the Series B Preferred Shares holders have a right to require the Company to redeem all outstanding Series B Preferred Shares, where the majority of Series B Preferred Shares holders vote for a redemption. The redemption price equals to 100% of the issuance price plus an amount accruing at a rate of 10% per annum, compounding annually, beginning on the date of issuance of the Convertible note and to the redemption price payment date, plus any declared and unpaid dividends.

(v)	Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, a sale, transfer, lease or other disposition of all or substantially all of the assets of the Group, the holders of Series B Preferred Shares will be entitled to receive in preference to the holders of other classes of shares of the Company, a liquidation preference per share equal to 100% of the issue price of the Series B Preferred Shares, plus an amount accruing daily at a rate of 10% per annum, compound annually, beginning on the date of issuance of the Convertible note and to the date the liquidator pays the Preferred Amount (as defined below), plus all accrued but unpaid dividends on such Series B Preferred Shares (collectively, the “B Preferred Amount”).

(c)	Fair value measurement

The Group monitors the exchangeable note on a fair value basis which is in accordance with its risk management strategy and does not bifurcate any feature from its debt host instrument and designates the entire compound financial instruments as a financial liability at fair value through profit or loss with the changes in the fair value recorded in consolidated statement of comprehensive income.

As at 31 December 2018 and 2019, the directors had used the market comparable method.

The change in fair value is because of change in underlying value of the Group.

In September 2019, holder of the Exchangeable Note and the Holding Companies owned by Dr. Zhou Pengwu and Ms. Ding Wenting agreed that immediately prior to the completion of the initial public offering of the Company, the outstanding principal amount of the Exchangeable Note shall be converted into 5,976,960 Series B Preferred Shares of the Company pursuant to (b) disclosed above.

As of 25 October 2019, upon completion of the Company’s initial public offering, the note has been fully converted into ordinary shares accordingly. Immediately after completion of the initial public offering, the Company re-designated all of the outstanding Series B Preferred Shares of the Company into ordinary shares.

The movement of the exchangeable note liabilities is set out as below:

RMB’000
For the year ended 31 December 2018
At 1 January 2018	128,820
Change in fair value	56,925
At 31 December 2018	185,745
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	56,925
For the year ended 31 December 2019
At 1 January 2019	185,745
Change in fair value	(45,274)
Converted into ordinary share upon initial public offering	(140,471)
At 31 December 2019	—
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	(45,274)

There is no sensitivity analysis as at 31 December 2018 and 2019 as the market comparable method was used.